Document and Entity Information	Sep. 16, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000940942
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	HUB GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-27754
Entity Tax Identification Number	36-4007085
Entity Address, Address Line One	2001 Hub Group Way
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	(630)
Local Phone Number	271-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	HUBG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false